                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

                          SUPPLEMENT DATED MAY 1, 2003
                                     TO THE
                 PROSPECTUSES DATED MAY 1, 2002 AND MAY 1, 2000
                                       FOR

   NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA SPECIAL PRODUCT (WOLPER-ROSS)
       NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA SURVIVOR OPTIONS PLUS NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA SURVIVOR OPTIONS VL
            NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA OPTIONS VL

This supplement describes new underlying investment options (the "New Portfolios") to be offered as of May 1, 2003 under the variable life insurance policies noted above (the "Policies") issued by Nationwide Life Insurance Company of America ("NLICA") and Nationwide Life and Annuity Company of America ("NLACA"). THE NEW PORTFOLIOS ARE OFFERED IN ADDITION TO THE PORTFOLIOS CURRENTLY OFFERED THROUGH YOUR POLICY. Copies of the New Portfolios' prospectuses accompany this supplement.

                                 NEW PORTFOLIOS

Beginning May 1, 2003, you may allocate premium payments and transfer Policy Account Value to Subaccounts that invest in the following New Portfolios:

-  AIM VARIABLE INSURANCE FUNDS, INC. (SERIES I)
   AIM V.I. Basic Value Fund
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Capital Development Fund

- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A) AllianceBernstein Growth & Income Portfolio
   AllianceBernstein Small Cap Value Portfolio

-  AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. (CLASS I)
   VP Income & Growth Fund

-  AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II, INC. (CLASS II)
   VP Inflation Protection Fund

-  DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
   Small Cap Stock Index Portfolio

-  DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
   Dreyfus Stock Index Fund, Inc.

-  DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
   Developing Leaders Portfolio

-  FEDERATED INSURANCE SERIES (PRIMARY SHARES)
   American Leaders Fund II
   Capital Appreciation Fund II
   Quality Bond Fund II

-  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
   (SERVICE CLASS)
   Mid Cap Portfolio
   Value Strategies Portfolio

-  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)
   Franklin Rising Dividends Securities Fund
   Franklin Small Cap Value Securities Fund
   Templeton Foreign Securities Fund

-  GARTMORE VARIABLE INSURANCE TRUST
   Comstock GVIT Value Fund (Class IV)*
   Dreyfus GVIT International Value Fund (Class IV)*
   Dreyfus GVIT Mid Cap Index Fund (Class I)

   Federated GVIT High Income Bond Fund (Class I)
   Gartmore GVIT Emerging Markets Fund (Class I)
   Gartmore GVIT Global Financial Services Fund (Class I)
   Gartmore GVIT Global Health Sciences Fund (Class I)
   Gartmore GVIT Global Technology and Communications Fund (Class I) Gartmore GVIT Global Utilities Fund (Class I)
   Gartmore GVIT Government Bond Fund (Class IV)*
   Gartmore GVIT Growth Fund (Class IV)*
   Gartmore GVIT Investor Destinations Aggressive Fund
   Gartmore GVIT Investor Destinations Conservative Fund
   Gartmore GVIT Investor Destinations Moderate Fund
   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
   Gartmore GVIT Investor Destinations Moderately Conservative Fund Gartmore GVIT Mid Cap Growth Fund (Class IV)*
   Gartmore GVIT Money Market Fund (Class IV)*
   Gartmore GVIT Nationwide(R) Fund (Class IV)*
   Gartmore GVIT US Growth Leaders Fund (Class I)
   GVIT Equity 500 Index Fund (Class IV)*
   GVIT Small Cap Growth Fund (Class I)
   GVIT Small Cap Value Fund (Class IV)*
   GVIT Small Company Fund (Class IV)*
   J.P. Morgan GVIT Balanced Fund (Class IV)*
   Van Kampen GVIT Multi Sector Bond Fund (Class I)

-  JANUS ASPEN SERIES (SERVICE SHARES)
   Balanced Portfolio
   Risk-Managed Large Cap Core Portfolio

-  MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)
   Investors Growth Stock Series
   Value Series

-  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio (Class S)
   Mid Cap Growth Portfolio (Class I)
   Socially Responsive Portfolio (Class I)

-  OPPENHEIMER VARIABLE ACCOUNT FUNDS (INITIAL CLASS)
   High Income Fund/VA
   Main Street(R) Small Cap Fund/VA

-  PUTNAM VARIABLE TRUST (CLASS 1B)
   Growth & Income Fund
   International Equity Fund
   Voyager Fund

-  VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
   Core Plus Fixed Income Portfolio
   Emerging Markets Debt Portfolio
   U.S. Real Estate Portfolio

* Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
      Specifically:

- The Market Street Fund All Pro Large Cap Value Portfolio merged with the Comstock GVIT Value Fund;

- The Market Street Fund International Portfolio merged with the Dreyfus GVIT International Value Fund;

- The Market Street Fund Bond Portfolio merged with the Gartmore GVIT Government Bond Fund;

- The Market Street Fund All Pro Large Cap Growth Portfolio merged with the Gartmore GVIT Growth Fund;

- The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund;

- The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund;

- The Market Street Fund All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund;

- The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund;

- The Market Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund;

- The Market Street Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and

- The Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.

                             NEW PORTFOLIO EXPENSES

The following table shows the fees and expenses charged by the New Portfolios for the fiscal year ended December 31, 2002. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. Expenses of the New Portfolios may be higher or lower in the future. Please refer to the New Portfolios' prospectuses for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average Portfolio assets):


                                                                                                                     NET
                                                                                      GROSS                         TOTAL
                                                           OTHER                      TOTAL          FEE            ANNUAL
                                                           DISTRI-                   ANNUAL         WAIVER         PORTFOLIO
                                    MANAGE                 BUTION                   PORTFOLIO       AND/OR        OPERATING
                                    -MENT       12B-1    OR SERVICE      OTHER      OPERATING      EXPENSE         EXPENSES
PORTFOLIO                            FEES       FEES      EXPENSES     EXPENSES      EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------                            ----       ----      --------     --------      --------    -------------   -------------
AIM VARIABLE INSURANCE FUNDS,
INC. (SERIES I)

  AIM V.I. Basic Value Fund          0.73%       N/A        0.00%         0.43%        1.16%          N/A             N/A

  AIM V.I. Capital Appreciation
  Fund                               0.61%       N/A        0.00%         0.24%        0.85%          N/A             N/A

  AIM V.I. Capital Development
  Fund                               0.75%       N/A        0.00%         0.39%        1.14%          N/A             N/A

ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND (CLASS A)

  AllianceBernstein Growth &
  Income Portfolio                   0.63%       N/A        0.00%         0.05%        0.68%          N/A             N/A

  AllianceBernstein Small Cap
  Value Portfolio(1)                 1.00%       N/A        0.00%         0.41%        1.41%         0.21%           1.20%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. (CLASS I)

  VP Income & Growth Fund            0.70%       N/A        0.00%         0.00%        0.70%          N/A             N/A

AMERICAN CENTURY VARIABLE
PORTFOLIOS II, INC. (CLASS II)

  VP Inflation Protection Fund       0.51%      0.25%       0.00%         0.00%        0.76%          N/A             N/A

DREYFUS INVESTMENT PORTFOLIOS
(SERVICE SHARES)

  Small Cap Stock Index
  Portfolio                          0.35%      0.25%       0.00%         0.00%        0.60%          N/A             N/A

                                                                                                                     NET
                                                                                      GROSS                         TOTAL
                                                           OTHER                      TOTAL          FEE            ANNUAL
                                                           DISTRI-                   ANNUAL         WAIVER         PORTFOLIO
                                    MANAGE                 BUTION                   PORTFOLIO       AND/OR        OPERATING
                                    -MENT       12B-1    OR SERVICE      OTHER      OPERATING      EXPENSE         EXPENSES
PORTFOLIO                            FEES       FEES      EXPENSES     EXPENSES      EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------                            ----       ----      --------     --------      --------    -------------   -------------
DREYFUS STOCK INDEX FUND, INC.
(INITIAL SHARES)

  Dreyfus Stock Index Fund, Inc.     0.25%       N/A        0.00%         0.02%        0.27%          N/A             N/A

DREYFUS VARIABLE INVESTMENT
FUND (INITIAL SHARES)

  Developing Leaders Portfolio       0.75%       N/A        0.00%         0.06%        0.81%          N/A             N/A

FEDERATED INSURANCE SERIES
(PRIMARY SHARES)

  American Leaders Fund II(2)        0.75%       N/A        0.25%         0.13%        1.13%          N/A             N/A

  Capital Appreciation Fund II(3)    0.85%      0.25%       0.25%         3.02%        4.37%          N/A             N/A

  Quality Bond Fund II(3)            0.60%      0.25%       0.25%         0.13%        1.23%          N/A             N/A

FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS

  Mid Cap Portfolio (Service
  Class)(4)                          0.58%      0.10%       0.00%         0.12%        0.80%          N/A             N/A

  Value Strategies Portfolio
  (Service Class)(4, 5)              0.58%      0.10%       0.00%         0.84%        1.52%          N/A             N/A

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS 1)

  Franklin Rising Dividends
  Securities Fund(6)                 0.75%       N/A        0.00%         0.02%        0.77%          N/A             N/A

  Franklin Small Cap Value
  Securities Fund(6)                 0.60%       N/A        0.00%         0.20%        0.80%          N/A             N/A

  Templeton Foreign Securities
  Fund(6)                            0.69%       N/A        0.00%         0.22%        0.91%          N/A             N/A

GARTMORE VARIABLE INSURANCE
TRUST

  Comstock GVIT Value Fund
  (Class IV)(7)                      0.80%       N/A        0.00%         0.31%        1.11%          N/A             N/A

  Dreyfus GVIT International
  Value Fund (Class IV)(7)           0.75%       N/A        0.00%         0.26%        1.01%          N/A             N/A

  Dreyfus GVIT Mid Cap Index
  Fund (Class I)                     0.50%       N/A        0.00%         0.25%        0.75%          N/A             N/A

  Federated GVIT High Income
  Bond Fund (Class I)                0.70%       N/A        0.00%         0.28%        0.98%          N/A             N/A

                                                                                                                     NET
                                                                                      GROSS                         TOTAL
                                                           OTHER                      TOTAL          FEE            ANNUAL
                                                           DISTRI-                   ANNUAL         WAIVER         PORTFOLIO
                                    MANAGE                 BUTION                   PORTFOLIO       AND/OR        OPERATING
                                    -MENT       12B-1    OR SERVICE      OTHER      OPERATING      EXPENSE         EXPENSES
PORTFOLIO                            FEES       FEES      EXPENSES     EXPENSES      EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------                            ----       ----      --------     --------      --------    -------------   -------------
  Gartmore GVIT Emerging
  Markets Fund (Class I)             1.15%       N/A        0.00%         0.26%        1.41%          N/A             N/A

  Gartmore GVIT Global
  Financial Services Fund
  (Class I)                          1.00%       N/A        0.00%         0.40%        1.40%          N/A             N/A

  Gartmore GVIT Global Health
  Sciences Fund  (Class I)           1.00%       N/A        0.00%         0.30%        1.30%          N/A             N/A

  Gartmore GVIT Global
  Technology and Communications
  Fund (Class I)(8)                  0.98%       N/A        0.00%         0.41%        1.39%         0.01%           1.38%

  Gartmore GVIT Global
  Utilities Fund (Class I)(8)        0.80%       N/A        0.00%         0.44%        1.24%         0.04%           1.20%

  Gartmore GVIT Government Bond
  Fund (Class IV)(7)                 0.49%       N/A        0.00%         0.24%        0.73%          N/A             N/A

  Gartmore GVIT Growth Fund
  (Class IV)(7)                      0.60%       N/A        0.00%         0.25%        0.85%          N/A             N/A

  Gartmore GVIT Investor
  Destinations Aggressive Fund(9)    0.13%      0.25%       0.00%         0.18%        0.56%          N/A             N/A

  Gartmore GVIT Investor
  Destinations Conservative
  Fund(9)                            0.13%      0.25%       0.00%         0.18%        0.56%          N/A             N/A

  Gartmore GVIT Investor
  Destinations Moderate Fund(9)      0.13%      0.25%       0.00%         0.18%        0.56%          N/A             N/A

  Gartmore GVIT Investor
  Destinations Moderately
  Aggressive Fund(9)                 0.13%      0.25%       0.00%         0.18%        0.56%          N/A             N/A

  Gartmore GVIT Investor
  Destinations Moderately
  Conservative Fund(9)               0.13%      0.25%       0.00%         0.18%        0.56%          N/A             N/A

  Gartmore GVIT Mid Cap Growth
  Fund (Class IV)(7, 10)             0.75%       N/A        0.00%         0.26%        1.01%         0.06%           0.95%

  Gartmore GVIT Money Market
  Fund (Class IV)(7)                 0.38%       N/A        0.00%         0.24%        0.62%          N/A             N/A

  Gartmore GVIT Nationwide(R)
  Fund (Class IV)(7)                 0.59%       N/A        0.00%         0.25%        0.84%          N/A             N/A

                                                                                                                     NET
                                                                                      GROSS                         TOTAL
                                                           OTHER                      TOTAL          FEE            ANNUAL
                                                           DISTRI-                   ANNUAL         WAIVER         PORTFOLIO
                                    MANAGE                 BUTION                   PORTFOLIO       AND/OR        OPERATING
                                    -MENT       12B-1    OR SERVICE      OTHER      OPERATING      EXPENSE         EXPENSES
PORTFOLIO                            FEES       FEES      EXPENSES     EXPENSES      EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------                            ----       ----      --------     --------      --------    -------------   -------------
  Gartmore GVIT US Growth
  Leaders Fund (Class I)             0.90%       N/A        0.00%         0.28%        1.18%          N/A             N/A

  GVIT Equity 500 Index Fund
  (Class IV)(7,11)                   0.24%       N/A        0.00%         0.22%        0.46%         0.18%           0.28%

  GVIT Small Cap Growth Fund
  (Class I)                          1.10%       N/A        0.00%         0.25%        1.35%          N/A             N/A

  GVIT Small Cap Value Fund
  (Class IV)(7)                      0.87%       N/A        0.00%         0.24%        1.11%          N/A             N/A

  GVIT Small Company Fund
  (Class IV)(7)                      0.93%       N/A        0.00%         0.25%        1.18%          N/A             N/A

  J.P. Morgan GVIT Balanced
  Fund (Class IV)(7)                 0.73%       N/A        0.00%         0.27%        1.00%          N/A             N/A

  Van Kampen GVIT Multi Sector
  Bond Fund (Class I)                0.75%       N/A        0.00%         0.27%        1.02%          N/A             N/A

JANUS ASPEN SERIES (SERVICE
SHARES)

  Balanced Portfolio                 0.65%      0.25%       0.00%         0.02%        0.92%          N/A             N/A

  Risk-Managed Large Cap Core
  Portfolio(12)                      0.65%      0.25%       0.00%         0.44%        1.34%          N/A             N/A

MFS(R) VARIABLE INSURANCE TRUST
(INITIAL CLASS)

  Investors Growth Stock
  Series(13)                         0.75%       N/A        0.00%         0.13%        0.88%          N/A             N/A

  Value Series(14)                   0.75%       N/A        0.00%         2.19%        2.94%         2.04%           0.90%

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST

  Fasciano Portfolio (Class S)(15)   1.15%      0.25%       0.00%         0.50%        1.90%         0.50%           1.40%

  Mid Cap Growth Portfolio
  (Class I)                          0.84%       N/A        0.00%         0.11%        0.95%          N/A             N/A

  Socially Responsive Portfolio
  (Class I)(15)                      0.85%       N/A        0.00%         2.02%        2.87%         1.36%           1.51%

OPPENHEIMER VARIABLE ACCOUNT
FUNDS (INITIAL CLASS)

  High Income Fund/VA                0.74%       N/A        0.00%         0.03%        0.77%          N/A             N/A

  Main Street(R) Small Cap
  Fund/VA                            0.75%       N/A        0.00%         0.25%        1.00%          N/A             N/A

                                                                                                                     NET
                                                                                      GROSS                         TOTAL
                                                           OTHER                      TOTAL          FEE            ANNUAL
                                                           DISTRI-                   ANNUAL         WAIVER         PORTFOLIO
                                    MANAGE                 BUTION                   PORTFOLIO       AND/OR        OPERATING
                                    -MENT       12B-1    OR SERVICE      OTHER      OPERATING      EXPENSE         EXPENSES
PORTFOLIO                            FEES       FEES      EXPENSES     EXPENSES      EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------                            ----       ----      --------     --------      --------    -------------   -------------
PUTNAM VARIABLE TRUST (CLASS 1B)

  Growth & Income Fund               0.48%      0.25%       0.00%         0.04%        0.77%          N/A             N/A

  International Equity Fund          0.77%      0.25%       0.00%         0.22%        1.24%          N/A             N/A

  Voyager Fund                       0.54%      0.25%       0.00%         0.06%        0.85%          N/A             N/A

VAN KAMPEN - THE UNIVERSAL
INSTITUTIONAL FUNDS, INC.
(CLASS 1)

  Core Plus Fixed Income
  Portfolio(16)                      0.40%       N/A        0.00%         0.33%        0.73%          N/A             N/A

  Emerging Markets Debt
  Portfolio(16)                      0.80%       N/A        0.00%         0.42%        1.22%          N/A             N/A

  U.S. Real Estate Portfolio(16)     0.80%       N/A        0.00%         0.32%        1.12%          N/A             N/A


(1) The investment adviser has contractually agreed to waive its management fees and/or to bear expenses of the AllianceBernstein Small Cap Value Portfolio to the extent necessary to prevent Total Annual Portfolio Operating Expenses from exceeding 1.20%. This agreement will continue until at least May 1, 2004.

(2) The shareholder services provider for the Federated American Leaders Fund II voluntarily agreed to waive the shareholder services fee. After taking into account this voluntary waiver, Total Annual Portfolio Operating Expenses were 0.88% during 2002. The shareholder services provider can terminate this voluntary waiver at any time, although the provider has no intention of assessing a shareholder services fee during the fiscal year ending December 31, 2003.

(3) The adviser, distributor, and shareholder services provider for the Federated Capital Appreciation Fund II and the Federated Quality Bond Fund II voluntarily agreed to waive part or all of the management fee, 12b-1 fee, shareholder services fee, and/or Other Expenses. After taking into account these voluntary waivers, the Total Annual Portfolio Operating Expenses for the Federated Capital Appreciation Fund II and the Federated Quality Bond Fund II were 0.90% and 0.70%, respectively, during 2002. These voluntary arrangements can be terminated at any time, although neither the distributor nor the shareholder services provider intend to assess a 12b-1 fee or shareholder services fee during the fiscal year ending December 31, 2003.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. After taking into account these voluntary offsets, Total Annual Portfolio Operating Expenses for the Fidelity VIP Mid Cap Portfolio and the Fidelity VIP Value Strategies Portfolio were 0.73% and 1.05%, respectively, during 2002. These offsets may be discontinued at any time.

(5) The manager for the Fidelity VIP Value Strategies Portfolio has voluntarily agreed to reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 1.10%. After taking into account this voluntary arrangement (as well as the voluntary offset arrangement described in Footnote 4), Total Annual Portfolio Operating Expenses for the Portfolio were 1.05% during 2002. This arrangement can be discontinued at any time.

(6) The adviser for the Franklin Templeton Variable Investment Products Trust voluntarily agreed to waive a portion of its management fee for the year ending December 31, 2002. After taking into account this voluntary waiver, the Total Annual Portfolio Operating Expenses for the Franklin Rising Dividends Securities Portfolio, Franklin Small Cap Value Securities Portfolio, and Templeton Foreign Securities Portfolio were 0.76%, 0.77%, 0.90%, respectively, during 2002. This waiver arrangement can be terminated at any time.

(7) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
Specifically: (a) The Market Street Fund All Pro Large Cap Value Portfolio merged with the Comstock GVIT Value Fund; (b) The Market Street Fund International Portfolio merged with the Dreyfus GVIT International Value Fund;
(c) The Market Street Fund Bond Portfolio merged with the Gartmore GVIT Government Bond Fund; (d) The Market Street Fund All Pro Large Cap Growth Portfolio merged with the Gartmore GVIT Growth Fund; (e) The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund; (f) The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund; (g) The Market Street Fund All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund; (h) The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund; (i) The Market Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund; (j) The Market Street Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and (k) The Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.

In addition, because the Dreyfus GVIT International Value Fund, the Gartmore GVIT Mid Cap Growth Fund, and the GVIT Equity 500 Index Fund were not operational as of December 31, 2002, the fees and expenses shown are estimated and/or anticipated.

(8) The adviser has contractually agreed to reduce the management expenses of the Gartmore GVIT Global Technology and Communications Fund and the Gartmore GVIT Global Utilities Fund to 0.97% and 0.76%, respectively, through April 30, 2004.

(9) The Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Conservative Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and Gartmore GVIT Investor Destinations Moderately Conservative Fund (the "Gartmore GVIT Investor Destinations Portfolios") are each an asset-allocation "fund of funds" that typically allocate its assets, within predetermined percentage ranges, among portfolios of certain mutual fund companies (the "Underlying Funds"). Each Gartmore GVIT Investor Destinations Portfolio has its own set of operating expenses, as does each of the Underlying Funds in which it invests. If you choose to invest in one of the Gartmore GVIT Investor Destinations Portfolios, you will be responsible for the indirect expenses of the applicable Gartmore GVIT Investor Destinations Portfolio as well as those of its Underlying Funds. Each Gartmore GVIT Investor Destinations Portfolio indirectly bears a proportionate share of the applicable expenses of the Underlying Funds (including management fees) and is a shareholder of the Underlying Funds. The Underlying Funds' fees are in addition to the fees and expenses described in the fee table above for each Gartmore GVIT Investor Destinations Portfolio, and may change from time to time. Depending on which Underlying Funds are held by a Gartmore GVIT Investor Destinations Portfolio and in what proportion, the fees will vary over time. However, in order to give you an idea of what the fees for the Underlying Funds might be, the following is a calculation of each Gartmore GVIT Investor Destinations Portfolio's combined average expense ratio, using the expense ratios (after fee waivers and reimbursements) of the Underlying Funds as of December 31, 2002, and each Gartmore GVIT Investor Destinations Portfolio's target allocation. Each of the Gartmore GVIT Investor Destinations Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, as well as changes in the expenses of the Underlying Funds and in each of the Gartmore GVIT Investor Destinations Portfolios. Based on these hypothetical assumptions, the combined average expense ratio for the Underlying Funds which would have been borne indirectly by each of the Gartmore GVIT Investor Destinations Portfolios would have been the following:

       Gartmore GVIT Investor Destinations Aggressive Fund                0.29%
       Gartmore GVIT Investor Destinations Conservative Fund              0.28%
       Gartmore GVIT Investor Destinations Moderate Fund                  0.28%
       Gartmore GVIT Investor Destinations Moderately Aggressive Fund     0.29%
       Gartmore GVIT Investor Destinations Moderately Conservative Fund   0.28%

Expenses will differ when a Gartmore GVIT Investor Destinations Portfolio's allocation moves from its target allocation.

(10) The adviser has contractually agreed to reduce its management fee for the Gartmore GVIT Mid Cap Growth Fund to the extent that Total Annual Portfolio Expenses exceed 0.95%. This agreement will continue until at least October 1, 2004.

(11) The adviser has contractually agreed to reduce its management fee for the GVIT Equity 500 Index Fund to the extent Total Annual Portfolio Expenses exceed 0.28%. This agreement will continue until at least October 1, 2004.

(12) Because the Janus Risk-Managed Large Cap Core Portfolio was not operational as of December 31, 2002, Other Expenses are based upon estimated expenses the Portfolio expects to incur during its initial fiscal year.

(13) The MFS Investors Growth Stock Series has a voluntary expense offset arrangement that can be terminated at any time that reduces the custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolio's expenses. After taking into account these arrangements, the Total Annual Portfolio Operating Expenses for the MFS Investors Growth Stock Series would have been 0.87% during 2002.

(14) The MFS Value Series has a voluntary expense offset arrangement that can be terminated at any time that reduces the custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. In addition, the adviser has contractually agreed, subject to reimbursement, to bear the MFS Value Series' expenses such that Other Expenses (after taking into account the expense offset and brokerage arrangements) do not exceed 0.15% annually. This agreement will continue until at least May 1, 2004.

(15) The adviser to the AMT Fasciano Portfolio and the AMT Socially Responsive Portfolio has contractually agreed to waive and/or reimburse certain operating expenses, including the compensation of the adviser and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, such that Total Annual Portfolio Operating Expenses do not exceed 1.40% and 1.50%, respectively. Any excess expenses can be repaid to the adviser within three years of the year incurred, provided such recoupment would not cause each Portfolio to exceed its contractual expense limitation. This arrangement is in effect until December 31, 2006. Moreover, the adviser has voluntarily agreed to waive fees and/or reimburse certain operating expenses of the AMT Socially Responsive Portfolio to the extent the Portfolio's Total Annual Portfolio Operating Expenses exceed 1.30%, excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs. After taking into account this arrangement, the Portfolio's Total Annual Portfolio Operating Expenses were 1.31% during 2002. This arrangement can be terminated at any time. In addition, as the AMT Fasciano Portfolio began operations after January 1, 2002, expenses in the table are annualized.

(16) The adviser has voluntarily agreed to reduce its management fee for the Van Kampen UIF Core Plus Fixed Income Portfolio and Van Kampen UIF U.S. Real Estate Portfolio. After taking into account these voluntary arrangements, Total Annual Portfolio Operating Expenses for the Van Kampen UIF Core Plus Fixed Income Portfolio and Van Kampen UIF U.S. Real Estate Portfolio were 0.70% and 1.10%, respectively, during 2002. These voluntary arrangements may be discontinued at any time.

The fee and expense information regarding the New Portfolios was provided by those Portfolios. The Gartmore Variable Insurance Trust is affiliated with NLICA and NLACA. The AIM Variable Insurance Funds, Inc.; AllianceBernstein Variable Products Series Fund, Inc.; American Century(R) Variable Portfolios, Inc.; American Century(R) Variable Portfolios II, Inc.; Dreyfus Investment Portfolios; Dreyfus Stock Index Fund, Inc.; Dreyfus Variable Investment Fund; Federated Insurance Series; Fidelity Variable Insurance Products Funds; Franklin Templeton Variable Insurance Products Trust; Janus Aspen Series; MFS(R) Variable Insurance Trust; Neuberger Berman Advisers Management Trust; Oppenheimer Variable Account Funds; Putnam Variable Trust; and Van Kampen - The Universal Institutional Funds, Inc. are not affiliated with NLICA or NLACA.

                    THE NEW PORTFOLIOS' INVESTMENT OBJECTIVES
                             AND INVESTMENT ADVISERS

The following table summarizes each New Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE NEW PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). You can find more detailed information about the New Portfolios, including a description of risks and expenses, in the prospectuses for the New Portfolios that accompany this supplement. You should read these prospectuses carefully and keep them for future reference.

                  PORTFOLIO                                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
                  ---------                                  -------------------------------------------
AIM V.I. BASIC VALUE FUND (SERIES I)            - Seeks long-term growth of capital.  Investment adviser is A
                                                I M Advisors, Inc.

AIM V.I. CAPITAL APPRECIATION FUND (SERIES I)   - Seeks growth of capital.  Investment adviser is A I M
                                                Advisors, Inc.

AIM V.I. CAPITAL DEVELOPMENT FUND (SERIES I)    - Seeks long-term capital growth.  Investment adviser is A I
                                                M Advisors, Inc.

ALLIANCEBERNSTEIN V.P. GROWTH & INCOME          - Seeks current income and capital appreciation.  Investment
PORTFOLIO (CLASS A)                             adviser is Alliance Capital Management L.P.

ALLIANCEBERNSTEIN V.P. SMALL CAP VALUE          - Seeks long-term growth of capital.  Investment adviser is
PORTFOLIO (CLASS A)                             Alliance Capital Management L.P.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.   - Seeks capital growth with income as a secondary objective.
VP INCOME & GROWTH FUND (CLASS I)               Investment adviser is American Century Investment Management, Inc.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II,     - Seeks long-term total return using a strategy that seeks to
INC. VP INFLATION PROTECTION FUND (CLASS II)    protect against U.S. inflation.  Investment adviser is American
                                                Century Investment Management, Inc.

DREYFUS INVESTMENT PORTFOLIOS SMALL CAP STOCK   - Seeks to match the performance of the S&P SmallCap 600
INDEX PORTFOLIO (SERVICE SHARES)                Index.  Investment adviser is The Dreyfus Corporation.

DREYFUS STOCK INDEX FUND, INC. (INITIAL         - Seeks to match the total return of the S&P 500 Composite
SHARES)                                         Stock Price Index.  Investment adviser is The Dreyfus Corporation.

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO        - Seeks to maximize capital appreciation.  Investment adviser
(INITIAL SHARES)                                is The Dreyfus Corporation.

FEDERATED AMERICAN LEADERS FUND II (PRIMARY     - Seeks long-term growth of capital.  Investment adviser is
SHARES)                                         Federated Investment Management Company.

FEDERATED CAPITAL APPRECIATION FUND II          - Seeks capital appreciation.  Investment adviser is
(PRIMARY SHARES)                                Federated Investment Management Company.

FEDERATED QUALITY BOND FUND II (PRIMARY         - Seeks current income.  Investment adviser is Federated
SHARES)                                         Investment Management Company.

FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS)  - Seeks long-term growth of capital.  Investment adviser is
                                                Fidelity Management & Research Company.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO         - Seeks capital appreciation.  Investment adviser is Fidelity
(SERVICE CLASS)                                 Management & Research Company.

FRANKLIN RISING DIVIDENDS SECURITIES FUND       - Seeks long-term capital appreciation.  Preservation of
(CLASS 1)                                       capital, while not a goal, is also an important consideration.
                                                Investment adviser is Franklin Advisory Services, LLC.

FRANKLIN SMALL CAP VALUE SECURITIES FUND        - Seeks long-term total return.  Investment adviser is
(CLASS 1)                                       Franklin Advisory Services, LLC.

TEMPLETON FOREIGN SECURITIES FUND (CLASS 1)     - Seeks long-term capital growth.  Investment adviser is
                                                Templeton Investment Counsel, LLC.

COMSTOCK GVIT VALUE FUND (CLASS IV)*            - Seeks capital growth and income.  Investment adviser is
                                                Gartmore Mutual Fund Capital Trust; subadviser is Van Kampen Asset
                                                Management Inc.

DREYFUS GVIT INTERNATIONAL VALUE FUND (CLASS    - Seeks long-term capital growth.  Investment adviser is
IV)*                                            Gartmore Mutual Fund Capital Trust; subadviser is The Dreyfus
                                                Corporation.

DREYFUS GVIT MID CAP INDEX FUND (CLASS I)       - Seeks capital appreciation.  Investment adviser is Gartmore
                                                Mutual Fund Capital Trust; subadviser is The Dreyfus Corporation.

FEDERATED GVIT HIGH INCOME BOND FUND (CLASS I)  - Seeks high current income.  Investment adviser is Gartmore
                                                Mutual Fund Capital Trust; subadviser is Federated Investment
                                                Counseling.

GARTMORE GVIT EMERGING MARKETS FUND (CLASS I)   - Seeks long-term capital growth.  Investment adviser is
                                                Gartmore Global Asset Management Trust; subadviser  is Gartmore
                                                Global Partners.

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND    - Seeks long-term capital growth.  Investment adviser is
(CLASS I)                                       Gartmore Global Asset Management Trust; subadviser  is Gartmore
                                                Global Partners.

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND       - Seeks long-term capital appreciation.  Investment adviser
(CLASS I)                                       is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT GLOBAL TECHNOLOGY AND             - Seeks long-term capital appreciation.  Investment adviser
COMMUNICATIONS FUND (CLASS I)                   is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT GLOBAL UTILITIES FUND (CLASS I)   - Seeks long-term capital growth.  Investment adviser is
                                                Gartmore Global Asset Management Trust; subadviser is Gartmore
                                                Global Partners.

GARTMORE GVIT GOVERNMENT BOND FUND (CLASS IV)*  - Seeks a high level of income.  Investment adviser is
                                                Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT GROWTH FUND (CLASS IV)*           - Seeks long-term capital appreciation.  Investment adviser is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT INVESTOR DESTINATIONS             - Seeks growth of capital.  Investment adviser is Gartmore
AGGRESSIVE FUND                                 Mutual Fund Capital Trust.

GARTMORE GVIT INVESTOR DESTINATIONS             - Seeks income and long-term growth of capital.  Investment
CONSERVATIVE FUND                               adviser is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE    - Seeks growth of capital and income.  Investment adviser is
FUND                                            Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT INVESTOR DESTINATIONS             - Seeks growth of capital.  Investment adviser is Gartmore
MODERATELY AGGRESSIVE FUND                      Mutual Fund Capital Trust.

GARTMORE GVIT INVESTOR DESTINATIONS             - Seeks income and long-term growth of capital.  Investment
MODERATELY CONSERVATIVE FUND                    adviser is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT MID CAP GROWTH FUND (CLASS IV)*   - Seeks capital growth.  Investment adviser is Gartmore
                                                Mutual Fund Capital Trust.

GARTMORE GVIT MONEY MARKET FUND (CLASS IV)*     - Seeks a high level of current income.  Investment adviser is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT NATIONWIDE(R) FUND (CLASS IV)*    - Seeks capital appreciation.  Investment adviser is Gartmore
                                                Mutual Fund Capital Trust.

GARTMORE GVIT US GROWTH LEADERS FUND (CLASS I)  - Seeks long-term capital growth.  Investment adviser is
                                                Gartmore Mutual Fund Capital Trust.

GVIT EQUITY 500 INDEX FUND (CLASS IV)*          - Seeks long-term capital appreciation.  Investment adviser is Gartmore Mutual Fund Capital Trust; subadviser is SSgA Funds
                                                Management, Inc.

GVIT SMALL CAP GROWTH FUND (CLASS I)            - Seeks capital growth.  Investment adviser is Gartmore
                                                Mutual Fund Capital Trust; subadvisers are Neuberger Berman
                                                Management Inc. and Waddell & Reed Investment Management Company.

GVIT SMALL CAP VALUE FUND (CLASS IV)*           - Seeks capital appreciation.  Investment adviser is Gartmore
                                                Mutual Fund Capital Trust; subadviser is The Dreyfus Corporation.

GVIT SMALL COMPANY FUND (CLASS IV)*             - Seeks long-term capital growth.  Investment adviser is
                                                Gartmore Mutual Fund Capital Trust; subadvisers are The Dreyfus
                                                Corporation, Gartmore Global Partners, Neuberger Berman, LLC, Strong
                                                Capital Management, Inc., and Waddell & Reed Investment Management
                                                Company.

J.P. MORGAN GVIT BALANCED FUND (CLASS IV)*      - Seeks high total return.  Investment adviser is Gartmore
                                                Mutual Fund Capital Trust; subadviser is J.P. Morgan Investment
                                                Management, Inc.

VAN KAMPEN GVIT MULTI SECTOR BOND FUND (CLASS   -  Seeks above average total return.  Investment adviser is
I)                                              Gartmore Mutual Fund Capital Trust; subadviser is Morgan Stanley
                                                Investment Management Inc., doing business as Van Kampen.

JANUS BALANCED PORTFOLIO (SERVICE SHARES)       - Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.  Investment adviser is
                                                Janus Capital.

JANUS RISK-MANAGED LARGE CAP CORE PORTFOLIO     - Seeks long-term growth of capital.  Investment adviser is
(SERVICE SHARES)                                Janus Capital; subadviser is Enhanced Investment Technologies, LLC.

MFS(R) VIT INVESTORS GROWTH STOCK SERIES        -  Seeks long-term capital growth and future income.
(INITIAL CLASS)                                 Investment adviser is MFS(R) Investment Management.

MFS(R) VIT VALUE SERIES (INITIAL CLASS)         - Seeks capital appreciation and reasonable income.
                                                Investment adviser is MFS(R) Investment Management.

NEUBERGER BERMAN FASCIANO PORTFOLIO (CLASS S)   - Seeks long-term capital growth.  Investment adviser is
                                                Neuberger Berman Management Inc.; subadviser is Neuberger Berman,
                                                LLC.

NEUBERGER BERMAN MID CAP GROWTH PORTFOLIO       - Seeks growth of capital.  Investment adviser is Neuberger
(CLASS I)                                       Berman Management Inc.; subadviser is Neuberger Berman, LLC.

NEUBERGER BERMAN SOCIALLY RESPONSIVE            - Seeks long-term growth of capital by investing primarily in
PORTFOLIO (CLASS I)                             securities of companies that meet the Portfolio's financial criteria and social policy.  Investment adviser is Neuberger Berman
                                                Management Inc.; subadviser is Neuberger Berman, LLC.

OPPENHEIMER HIGH INCOME FUND/VA (INITIAL        - Seeks a high level of current income from investment in
CLASS)                                          high-yield fixed-income securities.  Investment adviser is
                                                OppenheimerFunds, Inc.

OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA    - Seeks capital appreciation.  Investment adviser is
(INITIAL CLASS)                                 OppenheimerFunds, Inc.

PUTNAM VT GROWTH & INCOME FUND (CLASS 1B)       - Seeks capital growth and current income.  Investment
                                                adviser is Putnam Management.

PUTNAM VT INTERNATIONAL EQUITY FUND (CLASS 1B)  - Seeks capital appreciation.  Investment adviser is Putnam
                                                Management.

PUTNAM VT VOYAGER FUND (CLASS 1B)               - Seeks long-term capital appreciation.  Investment adviser is Putnam Management.

VAN KAMPEN UIF CORE PLUS FIXED INCOME           - Seeks above-average total return over a market cycle of
PORTFOLIO (CLASS I)                             three to five years by investing primarily in a diversified portfolio of fixed income securities.  Investment adviser is Morgan
                                                Stanley Investment Management Inc., doing business as Van Kampen.

VAN KAMPEN UIF EMERGING MARKETS DEBT            - Seeks high total return by investing primarily in fixed
PORTFOLIO (CLASS I)                             income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Investment adviser is Morgan Stanley Investment
                                                Management Inc., doing business as Van Kampen.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO       - Seeks to provide above average current income and long-term
(CLASS I)                                       capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.  Investment adviser is Morgan Stanley Investment
                                                Management Inc., doing business as Van Kampen.


* Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
      Specifically:

      - The Market Street Fund All Pro Large Cap Value Portfolio merged with the Comstock GVIT Value Fund;

      - The Market Street Fund International Portfolio merged with the Dreyfus GVIT International Value Fund;

      - The Market Street Fund Bond Portfolio merged with the Gartmore GVIT Government Bond Fund;

      - The Market Street Fund All Pro Large Cap Growth Portfolio merged with the Gartmore GVIT Growth Fund;

      - The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund;

      - The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund;

      - The Market Street Fund All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund;

      - The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund;

      - The Market Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund;

      - The Market Street Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and

      - The Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.

                                  ILLUSTRATIONS

The hypothetical illustrations that are set forth in your Policy prospectus do not reflect the expenses of the New Portfolios. Please contact our Service Center if you would like to receive illustrations of Policy Account Value that reflect average Portfolio expenses for all Subaccounts available under the Policies on or after May 1, 2003.

                                    * * *


If you have any questions about the New Portfolios, please contact our Service Center by calling (800) 688-5177 or write to us at 300 Continental Drive, Newark, Delaware 19713. Please retain this supplement with your Policy prospectus for future reference.